Shareholder Fees	Jan. 28, 2026 USD ($)
RiverNorth/Oaktree High Income Fund | Class R Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
RiverNorth/Oaktree High Income Fund | Class I Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RiverNorth/DoubleLine Strategic Income Fund | Class R Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RiverNorth/DoubleLine Strategic Income Fund | Class I Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0